Earnings per share (Tables)	9 Months Ended
Sep. 30, 2019
Earnings per share [abstract]
Schedule of Earnings per Share

	For the three months ended September 30,		For the nine months ended September 30,
	2019	2018	2019	2018
Basic earnings per share
Profit for the period attributable to equity owners of the parent (€m)	39.2	36.7	108.0	130.1
Weighted average Ordinary Shares and Founder Preferred Shares (basic) in millions	196.4	175.6	190.5	175.6
Basic earnings per share	€0.20	€0.21	€0.57	€0.74

Schedule of Diluted Earnings per Share

	For the three months ended September 30,		For the nine months ended September 30,
	2019	2018	2019	2018
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	39.2	36.7	108.0	130.1
Weighted average Ordinary Shares and Founder Preferred Shares (diluted) in millions	196.4	175.7	190.5	175.6
Diluted earnings per share	€0.20	€0.21	€0.57	€0.74